Fair Value of Financial Instruments Fair Value of Finacial Instruments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Apr. 07, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 40,220		$ 42,530	$ 80,134	$ 67,495
Equity Method Investments	$ 23,857		173,298
Investment Owned, Balance, Shares	2,160,000	5,400,000
Unamortized deferred financing costs	$ 8,808		10,325
Assets Held-for-sale, Long Lived, Fair Value Disclosure	17,500
Write down of assets held for sale	25,831
Long-Lived Assets	1,277,383
Impairment of Long-Lived Assets Held-for-use	10,776
Long-lived Asset, Carrying Value	1,300,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			42,530
Cash and Cash Equivalents, Fair Value Disclosure			42,530
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	40,220
Cash and Cash Equivalents, Fair Value Disclosure	40,220
Equity Method Investments, Fair Value Disclosure	23,857		173,298
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	0		0
Loans Payable to Bank	249,354		377,569
Bank loans, net, Fair Value Disclosure	249,354
Long-term Debt, Gross	392,633		350,805
SLB Financing Obligation Fair Value Disclosure	392,633		350,805
Fair Value, Nonrecurring | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	0
Long-Lived Assets	0
Fair Value, Nonrecurring | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	17,500
Fair Value, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	0
Long-Lived Assets	0
Secured Debt [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unamortized deferred financing costs	$ 4,300		$ 5,600